NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Stock Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Details
Share-based Payment Arrangement, Expense	$ 3,847,907	$ 3,605,235